Deposits, prepayments and other receivables	6 Months Ended
Jun. 30, 2026
Deposits Prepayments And Other Receivables
Deposits, prepayments and other receivables

Note 5 - Deposits, prepayments and other receivables

At December 31, 2025 and June 30, 2026, deposits, prepayments and other receivables consisted of the following:

	December 31,	June 30,
	2025	2026
	S$’000	S$’000
Deposits	10	11
Prepayments	20	130
Other receivables	37	43
	67	184

Prepayments are costs incurred directly related to the proposed Public Offering and will be charged against the proceeds received upon completion of the offering, should the offering be unsuccessful, these deferred costs will be charged to the statement of operations.